GOODWILL AND INTANGIBLE ASSETS - Summary of Changes in the Carrying Amounts of Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Beginning balance		$ 82,203	$ 95,620	$ 81,376
Acquisition				13,731
Impairment		0	(13,867)	0
Foreign currency translations		(482)	450	513
Ending balance		81,721	82,203	95,620
Mocha Clubs [Member]
Goodwill [Line Items]
Beginning balance	[1]	82,203	81,820	81,376
Foreign currency translations	[1]	(482)	383	444
Ending balance	[1]	81,721	82,203	81,820
Corporate and Other [Member]
Goodwill [Line Items]
Beginning balance	[2]	0	13,800	0
Acquisition	[2]			13,731
Impairment	[2]		(13,867)
Foreign currency translations	[2]	0	67	69
Ending balance	[2]	$ 0	$ 0	$ 13,800

[1]	The amount represents goodwill which arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006. As of December 31, 2021, the gross amount of goodwill and accumulated impairment losses were $81,721 and nil, respectively.
[2]	The amount represents goodwill which arose from the acquisition of Japan Ski Resort in 2019 as described in Note 26. As of December 31, 2021, the gross amount of goodwill and accumulated impairment losses were $13,783 and $13,783, respectively.